Vanguard Total International Stock Index Fund Expense Example - Admiral Prospectus [Member] - Vanguard Total International Stock Index Fund - Admiral Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 9
Expense Example, with Redemption, 3 Years	29
Expense Example, with Redemption, 5 Years	51
Expense Example, with Redemption, 10 Years	$ 115